Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 28, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 08, 2021
Subsidiary, Sale of Stock [Line Items]
Cash equivalents		$ 0		$ 0		$ 0	$ 0
Deferred underwriting fee payable		14,700,000		14,700,000		14,700,000	14,700,000
Federal depository insurance coverage amount		250,000		250,000		250,000
Unrecognized tax benefits		0		0		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0		$ 0		$ 0	$ 0
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued to purchase ordinary shares (in shares)						17,975,000		17,975,000
Exercise price of warrants						$ 11.50		$ 11.50
Number of shares excluded from computation of diluted earnings per ordinary share		17,975,000	17,975,000	17,975,000	17,975,000	17,975,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity, shares outstanding		2,383,053		2,383,053		34,500,000	34,500,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs								$ 21,266,594
Underwriting fees								6,000,000
Deferred underwriting fee payable								14,700,000
Other offering costs								$ 566,594
IPO [Member] | Fee Reduction Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fee payable	$ 5,000,000
Deferred underwriting fee forfeited	$ 9,700,000
Number of shares issued	500,000